S000024274 [Member] Expense Example - Putnam Short Duration Bond Fund	Oct. 31, 2025 USD ($)
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 39
Expense Example, with Redemption, 3 Years	123
Expense Example, with Redemption, 5 Years	215
Expense Example, with Redemption, 10 Years	482
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	288
Expense Example, with Redemption, 3 Years	423
Expense Example, with Redemption, 5 Years	570
Expense Example, with Redemption, 10 Years	995
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	240
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	755
Expense Example, with Redemption, 10 Years	1,452
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	123
Expense Example, with Redemption, 5 Years	215
Expense Example, with Redemption, 10 Years	$ 482